Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents.
Schedule of cash and cash equivalents
	As at
	June 30,	December 31,
(in EUR 000)	2026	2025
Short term deposit	10,553	22,131
Current accounts	53,562	7,870
Total cash and cash equivalents	64,115	30,001